Expense Example, No Redemption - AZL Fidelity Institutional Asset Management Total Bond Fund	Apr. 30, 2021 USD ($)
Class 2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 85
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	1,025
Class 1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	186
Expense Example, No Redemption, 5 Years	324
Expense Example, No Redemption, 10 Years	$ 726